Summary of Components of Income (Loss) from Continuing Operations before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	10 Months Ended	8 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2012 TransUnion Holding Company, Inc.	Dec. 31, 2012 Transunion Corp TransUnion Corp-Successor	Apr. 30, 2012 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2011 Transunion Corp TransUnion Corp-Predecessor	Dec. 31, 2010 Transunion Corp TransUnion Corp-Predecessor
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ (33.3)	$ 36.2	$ (79.5)	$ 0.2	$ 12.4
Foreign	36.0	36.0	15.6	66.9	70.6
Total income (loss) from continuing operations before income taxes	$ 2.7	$ 72.2	$ (63.9)	$ 67.1	$ 83.0